FAIR VALUE MEASUREMENTS (Details 1) - D Boral A R C Acquisition I Corp [Member]	Aug. 01, 2025 $ / shares
Risk-free interest rate	4.31%
Expected terms (years)	1 month 13 days
Expected volatility	22.70%
Exercise price	$ 10.00
Fair value of over-allotment option	$ 0.3441